STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended				3 Months Ended		9 Months Ended
	May 09, 2025	Feb. 25, 2025	Aug. 14, 2024	Aug. 13, 2024	May 14, 2024	Feb. 28, 2024	Jul. 31, 2025	May 31, 2025	Jan. 31, 2025	May 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.085	$ 0.08	$ 0.085	$ 0.08	$ 0.08	$ 0.08	$ 0.085		$ 0.08	$ 0.08
Dividends											$ (8,218)	$ (7,859)	$ (24,171)	$ (23,177)
Value of cash dividend paid							$ 8,100	$ 7,800	$ 7,800